Concentrations (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Insurance Coverage	$ 250,000
Cash, Uninsured Amount	328,000
Insurance Coverage Exceed Limits	90,000
Outside United States Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%	28.00%
CTSAS [Member]
Concentration Risk [Line Items]
Assets, Net	$ 5,245,000	$ 6,278,000
United Kingdom [Member]
Concentration Risk [Line Items]
Percentage Of Revenues From Customers	5.00%	9.00%
One Customers [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%
Three Customers [Member]
Concentration Risk [Line Items]
Accounts Receivable Gross Percentage	47.00%	39.00%
Two Customers [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		40.00%
Other Customer [Member]
Concentration Risk [Line Items]
Accounts Receivable Gross Percentage	10.00%	10.00%